JPMorgan Short Duration Core Plus ETF
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 38.6%
Aerospace & Defense — 0.2%
Boeing Co. (The) 2.20%, 2/4/2026	125,000	116,322
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	41,000	40,537
6.00%, 2/15/2028 (a)	49,000	45,191
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	41,000	37,055
4.13%, 4/15/2029 (a)	54,000	47,789
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (a)	38,000	37,525
9.38%, 11/30/2029 (a)	29,000	30,888
TransDigm, Inc. 6.25%, 3/15/2026 (a)	95,000	94,350
		449,657
Automobile Components — 0.3%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	200,000	189,318
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	89,000	85,826
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	68,000	63,439
6.88%, 7/1/2028	44,000	39,358
Clarios Global LP 6.25%, 5/15/2026 (a)	32,000	31,661
Dana, Inc.
5.38%, 11/15/2027	62,000	58,070
4.50%, 2/15/2032	23,000	18,450
Goodyear Tire & Rubber Co. (The) 5.25%, 4/30/2031 (b)	112,000	98,410
Icahn Enterprises LP 5.25%, 5/15/2027	80,000	65,933
		650,465
Automobiles — 0.2%
Ford Motor Co. 9.63%, 4/22/2030	36,000	41,017
Hyundai Capital America 1.80%, 10/15/2025 (a)	200,000	183,446
Volkswagen Group of America Finance LLC (Germany) 3.35%, 5/13/2025 (a)	200,000	192,565
		417,028
Banks — 14.7%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (a) (c)	400,000	351,920
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (c)	645,000	629,959
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (c)	800,000	796,447
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	150,000	135,778
Banco Santander SA (Spain)
2.75%, 5/28/2025	600,000	561,029
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200,000	174,720
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.17%, 3/24/2028 (c)	200,000	188,043
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.20%), 3.86%, 7/23/2024 (c)	200,000	199,386
(3-MONTH CME TERM SOFR + 0.90%), 2.01%, 2/13/2026 (c)	585,000	548,591
(SOFR + 1.33%), 3.38%, 4/2/2026 (c)	380,000	365,623
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	230,000	205,114
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	345,000	312,309

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.04%), 4.95%, 7/22/2028 (c)	475,000	469,826
(SOFR + 1.99%), 6.20%, 11/10/2028 (c)	400,000	413,712
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	370,000	368,703
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (c)	335,000	333,562
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (c)	245,000	212,888
Bank of Montreal (Canada) 5.20%, 2/1/2028 (b)	585,000	587,626
Banque Federative du Credit Mutuel SA (France) 4.75%, 7/13/2027 (a)	530,000	521,346
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (c)	820,000	728,591
BNP Paribas SA (France) (SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	795,000	737,859
BPCE SA (France)
5.70%, 10/22/2023 (a)	400,000	397,396
5.15%, 7/21/2024 (a)	285,000	278,960
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	750,000	675,000
(SOFR + 2.10%), 5.97%, 1/18/2027 (a) (c)	500,000	499,392
Canadian Imperial Bank of Commerce (Canada) 5.00%, 4/28/2028	505,000	499,649
Citigroup, Inc.
(SOFR + 0.67%), 0.98%, 5/1/2025 (c)	85,000	81,084
(SOFR + 0.69%), 2.01%, 1/25/2026 (c)	455,000	428,055
(SOFR + 2.84%), 3.11%, 4/8/2026 (c)	200,000	191,719
(SOFR + 1.55%), 5.61%, 9/29/2026 (c)	750,000	755,380
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	85,000	75,995
(SOFR + 1.89%), 4.66%, 5/24/2028 (c)	370,000	364,129
Credit Agricole SA (France) (SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	765,000	706,989
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (a) (c)	805,000	750,311
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (c)	500,000	497,990
Federation des Caisses Desjardins du Quebec (Canada)
2.05%, 2/10/2025 (a)	200,000	188,493
5.70%, 3/14/2028 (a)	325,000	327,844
HSBC Holdings plc (United Kingdom)
(SOFR + 0.53%), 0.73%, 8/17/2024 (c)	270,000	266,714
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025 (c)	250,000	245,330
(SOFR + 0.71%), 0.98%, 5/24/2025 (c)	350,000	332,498
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	569,000	504,962
(SOFR + 1.10%), 2.25%, 11/22/2027 (c)	385,000	342,412
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	420,000	413,922
ING Groep NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (c)	500,000	457,316
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	200,000	179,289
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (c)	200,000	201,532
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (c)	200,000	188,903
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (c)	755,000	760,811
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.13%), 3.84%, 4/17/2026 (c)	258,000	248,886

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	512,000	453,199
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (c)	400,000	358,973
Mizuho Financial Group, Inc. (Japan)
(SOFR + 1.25%), 1.24%, 7/10/2024 (c)	200,000	198,978
(SOFR + 1.24%), 2.84%, 7/16/2025 (c)	200,000	192,822
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.65%, 5/22/2026 (c)	470,000	441,704
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (c)	200,000	199,637
4.80%, 4/5/2026	500,000	492,854
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	350,000	363,284
Nordea Bank Abp (Finland) 1.50%, 9/30/2026 (a)	500,000	441,910
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.79%), 1.09%, 3/15/2025 (c)	645,000	615,830
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	655,000	586,076
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	275,000	279,342
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (c)	365,000	338,780
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	570,000	502,295
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (c)	805,000	806,640
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (c)	250,000	241,665
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (c)	200,000	189,024
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (a) (c)	310,000	298,329
Sumitomo Mitsui Financial Group, Inc. (Japan) 5.52%, 1/13/2028	775,000	787,357
Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.85%, 3/25/2024 (a)	200,000	192,573
Toronto-Dominion Bank (The) (Canada) 5.10%, 1/9/2026	575,000	574,565
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (c)	150,000	141,642
(SOFR + 1.56%), 4.54%, 8/15/2026 (c)	535,000	525,873
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	285,000	267,122
(SOFR + 1.98%), 4.81%, 7/25/2028 (c)	445,000	437,966
		29,632,433
Biotechnology — 0.4%
Amgen, Inc. 5.15%, 3/2/2028	510,000	514,218
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a) (b)	72,000	39,573
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	200,000	169,190
		722,981
Broadline Retail — 0.1%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	72,000	64,791
Nordstrom, Inc.
2.30%, 4/8/2024	20,000	19,103
4.38%, 4/1/2030 (b)	44,000	34,970
		118,864
Building Products — 0.2%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	64,000	54,985
Griffon Corp. 5.75%, 3/1/2028	80,000	73,755

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	44,000	38,316
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	49,000	44,731
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	64,000	58,674
Summit Materials LLC 5.25%, 1/15/2029 (a)	54,000	50,667
		321,128
Capital Markets — 4.5%
Bank of New York Mellon Corp. (The) (SOFR + 1.03%), 4.95%, 4/26/2027 (c)	380,000	378,749
Credit Suisse AG (Switzerland) 7.50%, 2/15/2028	270,000	285,984
Credit Suisse Group AG (Switzerland)
3.80%, 6/9/2023	380,000	379,240
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	250,000	235,290
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (c)	405,000	398,597
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	150,000	147,110
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	500,000	443,536
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	320,000	275,327
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	240,000	240,959
Goldman Sachs Group, Inc. (The)
(SOFR + 0.73%), 1.76%, 1/24/2025 (c)	500,000	485,863
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	423,000	376,725
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	390,000	353,580
(SOFR + 1.85%), 3.62%, 3/15/2028 (c)	720,000	679,522
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (a)	490,000	493,296
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (c)	140,000	122,807
(SOFR + 2.13%), 4.10%, 6/21/2028 (a) (c)	380,000	360,614
Morgan Stanley
(SOFR + 0.72%), 0.98%, 12/10/2026 (c)	150,000	134,044
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	335,000	298,324
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	400,000	363,118
(SOFR + 1.61%), 4.21%, 4/20/2028 (c)	220,000	212,104
(SOFR + 2.24%), 6.30%, 10/18/2028 (c)	400,000	415,636
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	345,000	343,874
Nomura Holdings, Inc. (Japan) 1.85%, 7/16/2025	200,000	183,796
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024 (a) (c)	400,000	396,138
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (c)	575,000	570,098
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (c)	410,000	394,037
		8,968,368
Chemicals — 0.5%
Albemarle Corp. 4.65%, 6/1/2027 (b)	450,000	441,201
Avient Corp. 5.75%, 5/15/2025 (a)	44,000	43,785
Chemours Co. (The)
5.38%, 5/15/2027	26,000	23,939
5.75%, 11/15/2028 (a)	54,000	47,537
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	62,000	54,262
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	200,000	183,508

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
NOVA Chemicals Corp. (Canada) 4.25%, 5/15/2029 (a) (b)	67,000	55,181
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029 (b)	108,000	92,079
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	49,000	38,587
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	64,000	59,357
		1,039,436
Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	67,000	56,447
Allied Universal Holdco LLC 6.63%, 7/15/2026 (a)	31,000	29,117
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	59,000	55,761
Brink's Co. (The) 4.63%, 10/15/2027 (a)	31,000	28,909
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	85,000	77,629
GFL Environmental, Inc. (Canada)
4.00%, 8/1/2028 (a)	85,000	75,901
4.75%, 6/15/2029 (a)	36,000	32,686
Madison IAQ LLC 4.13%, 6/30/2028 (a)	126,000	108,872
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	130,000	127,182
Stericycle, Inc. 3.88%, 1/15/2029 (a)	54,000	47,625
		640,129
Communications Equipment — 0.1%
CommScope, Inc.
6.00%, 3/1/2026 (a)	85,000	79,816
4.75%, 9/1/2029 (a)	95,000	74,826
		154,642
Construction & Engineering — 0.1%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	44,000	39,736
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	54,000	44,550
MasTec, Inc. 4.50%, 8/15/2028 (a)	77,000	70,905
Weekley Homes LLC 4.88%, 9/15/2028 (a)	59,000	51,724
		206,915
Consumer Finance — 1.7%
AerCap Ireland Capital DAC (Ireland)
4.88%, 1/16/2024	450,000	446,097
2.88%, 8/14/2024	200,000	192,122
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	450,000	442,999
5.50%, 1/15/2026 (a)	125,000	120,319
Capital One Financial Corp.
(SOFR + 0.69%), 1.34%, 12/6/2024 (c)	270,000	261,783
(SOFR + 2.06%), 4.93%, 5/10/2028 (c)	400,000	384,117
(SOFR + 2.08%), 5.47%, 2/1/2029 (c)	345,000	335,074
Ford Motor Credit Co. LLC
2.70%, 8/10/2026	210,000	185,853
4.27%, 1/9/2027	425,000	389,922
General Motors Financial Co., Inc. 5.00%, 4/9/2027	380,000	372,989
Navient Corp. 7.25%, 9/25/2023	19,000	18,958

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
OneMain Finance Corp.
7.13%, 3/15/2026	67,000	64,063
6.63%, 1/15/2028	23,000	20,816
5.38%, 11/15/2029	23,000	18,801
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	150,000	148,375
		3,402,288
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	216,000	205,380
3.50%, 3/15/2029 (a)	59,000	51,299
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	22,000	21,153
Rite Aid Corp. 8.00%, 11/15/2026 (a)	85,000	44,567
		322,399
Containers & Packaging — 0.3%
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	200,000	186,836
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	70,000	62,117
LABL, Inc. 6.75%, 7/15/2026 (a)	100,000	96,126
Mauser Packaging Solutions Holding Co. 7.88%, 8/15/2026 (a)	113,000	111,996
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	62,000	61,923
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	49,000	43,165
		562,163
Diversified Consumer Services — 0.0% ^
Service Corp. International 5.13%, 6/1/2029	41,000	38,950
Diversified REITs — 0.0% ^
VICI Properties LP 5.63%, 5/1/2024 (a)	44,000	43,706
Diversified Telecommunication Services — 0.7%
Altice France SA (France) 5.13%, 7/15/2029 (a)	200,000	142,415
CCO Holdings LLC
5.00%, 2/1/2028 (a)	137,000	124,507
4.75%, 3/1/2030 (a)	257,000	216,746
4.50%, 8/15/2030 (a)	285,000	234,598
4.75%, 2/1/2032 (a)	13,000	10,416
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	77,000	68,623
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	62,000	57,034
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	41,000	25,112
4.00%, 2/15/2027 (a)	216,000	141,327
NBN Co. Ltd. (Australia) 1.45%, 5/5/2026 (a)	200,000	180,789
Sprint Capital Corp. 8.75%, 3/15/2032	67,000	81,399
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	31,000	27,030
		1,309,996
Electric Utilities — 2.0%
Enel Finance America LLC (Italy) 7.10%, 10/14/2027 (a)	200,000	212,884
Enel Finance International NV (Italy) 4.63%, 6/15/2027 (a)	445,000	434,610
Eskom Holdings SOC Ltd. (South Africa) 6.75%, 8/6/2023 (d)	200,000	197,725

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Exelon Corp. 5.15%, 3/15/2028	305,000	307,185
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	535,000	497,477
ITC Holdings Corp. 3.65%, 6/15/2024	745,000	726,847
Metropolitan Edison Co. 5.20%, 4/1/2028 (a)	240,000	241,822
NextEra Energy Capital Holdings, Inc. 4.90%, 2/28/2028	600,000	597,453
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	46,000	37,923
5.25%, 6/15/2029 (a)	67,000	60,415
Pennsylvania Electric Co. 5.15%, 3/30/2026 (a)	225,000	223,593
PG&E Corp. 5.00%, 7/1/2028	60,000	55,346
Vistra Operations Co. LLC
3.55%, 7/15/2024 (a)	350,000	338,759
5.00%, 7/31/2027 (a)	90,000	84,579
4.38%, 5/1/2029 (a)	27,000	23,534
		4,040,152
Electrical Equipment — 0.1%
Regal Rexnord Corp.
6.05%, 2/15/2026 (a)	16,000	16,035
6.05%, 4/15/2028 (a)	31,000	30,635
6.30%, 2/15/2030 (a)	13,000	12,969
6.40%, 4/15/2033 (a)	19,000	18,792
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	44,000	39,353
		117,784
Electronic Equipment, Instruments & Components — 0.0% ^
Coherent Corp. 5.00%, 12/15/2029 (a)	41,000	36,461
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	36,000	32,143
		68,604
Energy Equipment & Services — 0.2%
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a) (b)	182,114	152,099
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	40,000	37,581
Oceaneering International, Inc. 4.65%, 11/15/2024	62,000	60,336
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	54,000	53,151
Transocean, Inc. 8.75%, 2/15/2030 (a)	10,000	9,995
		313,162
Entertainment — 0.6%
Cinemark USA, Inc.
5.88%, 3/15/2026 (a)	31,000	29,450
5.25%, 7/15/2028 (a) (b)	28,000	24,511
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	85,000	78,731
Take-Two Interactive Software, Inc. 5.00%, 3/28/2026	103,000	102,572
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	975,000	913,703
		1,148,967
Financial Services — 1.2%
Block, Inc.
2.75%, 6/1/2026	15,000	13,498

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
3.50%, 6/1/2031	38,000	31,038
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (a)	145,000	139,213
3.85%, 6/15/2025 (a)	200,000	190,224
Fondo MIVIVIENDA SA (Peru) 4.63%, 4/12/2027 (a)	200,000	192,163
Global Payments, Inc.
1.20%, 3/1/2026	415,000	369,853
4.95%, 8/15/2027	335,000	329,626
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	72,000	65,664
Nationwide Building Society (United Kingdom)
(ICE LIBOR USD 3 Month + 1.39%), 4.36%, 8/1/2024 (a) (c)	200,000	199,246
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (c)	850,000	769,824
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	17,000	14,854
3.63%, 3/1/2029 (a)	44,000	36,285
4.00%, 10/15/2033 (a)	5,000	3,766
		2,355,254
Food Products — 0.4%
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	28,000	27,027
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	103,000	99,313
4.63%, 4/15/2030 (a)	31,000	27,147
Viterra Finance BV (Netherlands)
2.00%, 4/21/2026 (a)	200,000	177,745
4.90%, 4/21/2027 (a)	570,000	545,984
		877,216
Gas Utilities — 0.0% ^
AmeriGas Partners LP 5.88%, 8/20/2026	49,000	45,560
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	35,000	30,640
		76,200
Ground Transportation — 0.5%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a) (b)	64,000	60,295
4.75%, 4/1/2028 (a)	31,000	27,640
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	59,000	48,951
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	108,000	96,307
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (a)	859,000	754,511
Uber Technologies, Inc. 7.50%, 5/15/2025 (a)	54,000	54,629
XPO, Inc.
6.25%, 6/1/2028 (a)	20,000	19,683
7.13%, 6/1/2031 (a)	20,000	19,814
		1,081,830
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	54,000	49,948

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
Medline Borrower LP
3.88%, 4/1/2029 (a)	90,000	77,621
5.25%, 10/1/2029 (a)	90,000	77,006
		204,575
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	41,000	38,972
AdaptHealth LLC 4.63%, 8/1/2029 (a)	54,000	41,601
Centene Corp. 4.63%, 12/15/2029	76,000	70,482
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	98,000	91,506
5.63%, 3/15/2027 (a)	23,000	19,688
6.00%, 1/15/2029 (a)	67,000	54,024
4.75%, 2/15/2031 (a)	77,000	55,327
DaVita, Inc. 4.63%, 6/1/2030 (a)	103,000	88,214
Encompass Health Corp. 4.75%, 2/1/2030	121,000	110,220
HCA, Inc. 5.20%, 6/1/2028	520,000	516,785
Owens & Minor, Inc. 4.38%, 12/15/2024	70,000	67,742
Tenet Healthcare Corp.
5.13%, 11/1/2027	59,000	56,378
4.63%, 6/15/2028	121,000	112,528
4.25%, 6/1/2029	198,000	177,802
		1,501,269
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP 4.75%, 10/15/2027	67,000	62,072
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	46,000	42,184
Boyd Gaming Corp. 4.75%, 12/1/2027	59,000	55,896
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	85,000	75,916
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	95,000	94,713
Carnival Corp. 9.88%, 8/1/2027 (a)	162,000	167,203
Cedar Fair LP 5.25%, 7/15/2029	85,000	78,140
Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027 (d)	200,000	187,163
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	72,000	66,937
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	49,000	41,985
MGM Resorts International 5.50%, 4/15/2027	98,000	93,837
Royal Caribbean Cruises Ltd.
8.25%, 1/15/2029 (a)	75,000	78,917
9.25%, 1/15/2029 (a)	70,000	74,420
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a) (b)	26,000	24,571
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	22,000	22,166
Station Casinos LLC 4.50%, 2/15/2028 (a)	49,000	43,604
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	31,000	31,077
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	49,000	48,041

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	28,000	26,293
4.63%, 1/31/2032	8,000	7,276
		1,260,339
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	54,000	47,639
Newell Brands, Inc. 6.38%, 9/15/2027	80,000	76,087
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	90,000	76,581
		200,307
Household Products — 0.1%
Central Garden & Pet Co.
4.13%, 10/15/2030	59,000	49,490
4.13%, 4/30/2031 (a)	31,000	25,528
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	41,000	36,470
4.38%, 3/31/2029 (a)	44,000	37,675
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	90,000	80,325
		229,488
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp. 4.50%, 2/15/2028 (a)	85,000	77,350
Constellation Energy Generation LLC 5.60%, 3/1/2028	355,000	362,624
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (d)	155,000	137,175
		577,149
Insurance — 0.9%
Athene Global Funding
0.95%, 1/8/2024 (a)	259,000	249,774
0.91%, 8/19/2024 (a)	295,000	275,375
2.50%, 1/14/2025 (a)	308,000	290,170
Equitable Financial Life Global Funding 0.80%, 8/12/2024 (a)	230,000	217,343
Jackson National Life Global Funding
3.88%, 6/11/2025 (a)	150,000	143,505
5.50%, 1/9/2026 (a)	575,000	567,392
		1,743,559
IT Services — 0.1%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	49,000	41,489
Gartner, Inc. 3.63%, 6/15/2029 (a)	77,000	68,416
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	82,000	76,636
		186,541
Leisure Products — 0.0% ^
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	59,000	48,324
Life Sciences Tools & Services — 0.0% ^
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a) (b)	36,000	31,597
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	54,000	52,245
		83,842

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	62,000	62,624
Terex Corp. 5.00%, 5/15/2029 (a)	41,000	37,993
		100,617
Media — 0.7%
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	131,000	115,480
7.75%, 4/15/2028 (a)	26,000	19,369
CSC Holdings LLC
5.25%, 6/1/2024 (b)	44,000	40,799
6.50%, 2/1/2029 (a)	200,000	157,462
Directv Financing LLC 5.88%, 8/15/2027 (a)	49,000	43,160
DISH DBS Corp.
5.88%, 11/15/2024	44,000	37,686
7.75%, 7/1/2026	76,000	43,607
5.25%, 12/1/2026 (a)	98,000	77,412
DISH Network Corp. 11.75%, 11/15/2027 (a)	49,000	46,898
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	41,000	34,133
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	90,000	57,266
iHeartCommunications, Inc.
8.38%, 5/1/2027 (b)	22,500	12,694
5.25%, 8/15/2027 (a)	100,000	70,223
Lamar Media Corp. 4.00%, 2/15/2030	49,000	42,865
News Corp. 3.88%, 5/15/2029 (a)	46,000	40,390
Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	97,000	88,997
Outfront Media Capital LLC 6.25%, 6/15/2025 (a)	20,000	19,925
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	36,000	27,720
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	18,000	13,861
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	59,000	38,582
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	49,000	44,427
5.50%, 7/1/2029 (a)	190,000	165,850
Stagwell Global LLC 5.63%, 8/15/2029 (a)	67,000	57,501
TEGNA, Inc. 4.63%, 3/15/2028	50,000	43,500
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	26,000	24,617
4.50%, 5/1/2029 (a)	53,000	44,493
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	41,000	39,549
		1,448,466
Metals & Mining — 0.5%
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (a) (b)	200,000	196,250
Arconic Corp. 6.13%, 2/15/2028 (a)	97,000	97,908
ATI, Inc. 5.88%, 12/1/2027	108,000	102,870
Big River Steel LLC 6.63%, 1/31/2029 (a)	41,000	40,693
Carpenter Technology Corp. 6.38%, 7/15/2028	67,000	64,577
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	62,000	62,709
5.88%, 6/1/2027	8,000	7,721

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
4.63%, 3/1/2029 (a) (b)	13,000	11,551
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (d)	200,000	184,425
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	62,000	58,701
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	26,000	22,724
Novelis Corp. 4.75%, 1/30/2030 (a)	77,000	68,337
		918,466
Oil, Gas & Consumable Fuels — 2.2%
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	48,000	48,652
5.38%, 6/15/2029 (a)	26,000	23,903
Antero Resources Corp.
7.63%, 2/1/2029 (a)	27,000	27,467
5.38%, 3/1/2030 (a)	59,000	54,240
APA Infrastructure Ltd. (Australia) 4.20%, 3/23/2025 (a)	350,000	341,610
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	44,000	44,463
Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	67,000	66,239
Buckeye Partners LP 4.13%, 12/1/2027	80,000	70,012
California Resources Corp. 7.13%, 2/1/2026 (a)	35,000	35,525
Cheniere Energy Partners LP 4.50%, 10/1/2029	31,000	28,386
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	72,000	70,394
Chord Energy Corp. 6.38%, 6/1/2026 (a)	36,000	35,460
CNX Resources Corp.
7.25%, 3/14/2027 (a)	4,000	3,948
6.00%, 1/15/2029 (a)	54,000	49,866
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	98,000	85,652
Crestwood Midstream Partners LP
5.63%, 5/1/2027 (a)	49,000	46,209
8.00%, 4/1/2029 (a)	36,000	36,193
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	85,000	73,712
Ecopetrol SA (Colombia) 5.38%, 6/26/2026	150,000	142,594
Energean Israel Finance Ltd. (Israel)
4.50%, 3/30/2024 (d)	12,000	11,699
4.88%, 3/30/2026 (d)	130,000	119,381
Energy Transfer LP 5.55%, 2/15/2028	410,000	411,032
EnLink Midstream Partners LP
4.15%, 6/1/2025	34,000	32,810
4.85%, 7/15/2026	36,000	34,829
EQM Midstream Partners LP
4.00%, 8/1/2024	10,000	9,736
6.00%, 7/1/2025 (a)	13,000	12,858
6.50%, 7/1/2027 (a)	46,000	44,935
5.50%, 7/15/2028	85,000	79,677
Genesis Energy LP
6.25%, 5/15/2026 (b)	62,000	58,888
8.00%, 1/15/2027	46,000	44,805
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	475,000	437,931
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	188,000	165,769

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	76,436	76,245
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	72,000	65,171
Holly Energy Partners LP 6.38%, 4/15/2027 (a)	54,000	53,310
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	54,000	51,165
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (d)	50,000	48,494
6.50%, 6/30/2027 (d)	50,000	47,431
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	54,000	50,991
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	28,000	26,753
NuStar Logistics LP 5.63%, 4/28/2027	90,000	85,193
Occidental Petroleum Corp. 6.13%, 1/1/2031	46,000	46,748
Petroleos Mexicanos (Mexico)
4.25%, 1/15/2025	100,000	93,394
4.50%, 1/23/2026	100,000	88,501
6.88%, 8/4/2026	130,000	118,219
6.49%, 1/23/2027	270,000	232,504
Range Resources Corp.
8.25%, 1/15/2029	54,000	56,240
4.75%, 2/15/2030 (a)	24,000	21,687
SM Energy Co.
6.75%, 9/15/2026	26,000	25,103
6.63%, 1/15/2027	54,000	51,902
Southwestern Energy Co.
8.38%, 9/15/2028	31,000	32,312
5.38%, 3/15/2030	95,000	87,319
Sunoco LP 5.88%, 3/15/2028	54,000	52,011
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	44,000	41,141
6.00%, 12/31/2030 (a)	77,000	66,892
Venture Global LNG, Inc. 8.13%, 6/1/2028 (a)	25,000	25,125
Vital Energy, Inc. 9.50%, 1/15/2025	31,000	30,665
		4,323,391
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	121,000	118,749
5.75%, 4/20/2029 (a)	48,750	46,712
United Airlines, Inc. 4.38%, 4/15/2026 (a)	47,000	44,467
		209,928
Personal Care Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	108,000	100,980
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	54,000	51,570
		152,550
Pharmaceuticals — 0.3%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	278,000	229,350
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	59,000	52,365

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
4.88%, 6/1/2028 (a)	257,000	154,997
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (b) (e)	54,000	51,673
Organon & Co. 5.13%, 4/30/2031 (a)	200,000	169,711
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a) (e) (f)	50,000	36,934
		695,030
Real Estate Management & Development — 0.1%
GLP Pte. Ltd. (Singapore) 3.88%, 6/4/2025 (d)	200,000	133,750
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	67,000	52,637
Realogy Group LLC 5.75%, 1/15/2029 (a)	49,000	35,399
		221,786
Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	54,000	53,922
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	90,000	86,701
Marvell Technology, Inc. 1.65%, 4/15/2026	125,000	112,869
		253,492
Software — 0.3%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	64,000	56,548
NCR Corp.
5.00%, 10/1/2028 (a)	20,000	17,583
5.13%, 4/15/2029 (a)	48,000	41,988
6.13%, 9/1/2029 (a)	86,000	85,294
Oracle Corp. 4.50%, 5/6/2028	395,000	385,786
		587,199
Specialized REITs — 0.0% ^
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	52,000	48,657
SBA Communications Corp. 3.13%, 2/1/2029	43,000	36,221
		84,878
Specialty Retail — 0.6%
Advance Auto Parts, Inc. 5.95%, 3/9/2028	470,000	477,935
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	59,000	53,810
Bath & Body Works, Inc.
5.25%, 2/1/2028	41,000	39,013
7.50%, 6/15/2029	76,000	76,832
6.75%, 7/1/2036	23,000	20,531
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	85,000	59,795
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	49,000	42,907
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	31,000	28,695
4.38%, 1/15/2031 (a)	31,000	26,453
Penske Automotive Group, Inc. 3.75%, 6/15/2029	64,000	54,820
PetSmart, Inc. 4.75%, 2/15/2028 (a)	250,000	231,301
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a) (b)	49,000	40,542
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	49,000	43,237
Staples, Inc. 7.50%, 4/15/2026 (a)	95,000	78,087
		1,273,958

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman
4.88%, 6/1/2027 (b)	44,000	42,237
8.25%, 12/15/2029 (a)	18,000	18,405
8.50%, 7/15/2031 (a)	6,000	6,147
9.63%, 12/1/2032 (a)	44,000	48,019
		114,808
Textiles, Apparel & Luxury Goods — 0.0% ^
William Carter Co. (The) 5.63%, 3/15/2027 (a)	31,000	30,268
Tobacco — 0.2%
BAT International Finance plc (United Kingdom) 4.45%, 3/16/2028	475,000	450,737
Trading Companies & Distributors — 0.3%
Air Lease Corp. 4.25%, 2/1/2024	150,000	148,196
Aviation Capital Group LLC 4.38%, 1/30/2024 (a)	200,000	196,344
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	54,000	51,273
Imola Merger Corp. 4.75%, 5/15/2029 (a)	86,000	73,978
United Rentals North America, Inc. 4.88%, 1/15/2028	139,000	132,608
WESCO Distribution, Inc. 7.25%, 6/15/2028 (a)	33,000	33,730
		636,129
Wireless Telecommunication Services — 0.5%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	67,000	61,882
Kenbourne Invest SA (Chile) 4.70%, 1/22/2028 (d)	200,000	138,537
T-Mobile USA, Inc.
3.50%, 4/15/2025	150,000	145,449
4.75%, 2/1/2028	28,000	27,501
3.38%, 4/15/2029	600,000	543,035
		916,404
Total Corporate Bonds (Cost $81,660,548)		77,596,289
Asset-Backed Securities — 17.9%
ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027 (a)	20,628	20,540
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	173,209	156,391
ACM Auto Trust
Series 2022-1A, Class B, 4.47%, 4/20/2029 (a)	59,128	59,037
Series 2023-1A, Class B, 7.26%, 1/22/2030 (a)	383,000	381,370
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	263,000	231,709
American Credit Acceptance Receivables Trust
Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	450,000	443,827
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	584,000	574,099
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	375,000	373,978
AMSR Trust
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (a)	300,000	256,069
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 (a)	400,000	342,026
Aqua Finance Trust Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	313,000	258,117
AREIT Trust Series 2021-CRE5, Class C, 7.36%, 11/17/2038 ‡ (a) (g)	336,000	314,917
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 6.35%, 4/22/2031 (a) (g)	200,000	195,711
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 6.22%, 7/20/2030 (a) (g)	294,707	291,622

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
BSPRT Issuer Ltd. (Cayman Islands) Series 2021-FL7, Class B, 7.16%, 12/15/2038 (a) (g)	475,000	462,614
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (a)	266,696	252,214
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	598,503	550,629
CarNow Auto Receivables Trust
Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	158,383	156,279
Series 2021-2A, Class C, 1.69%, 3/15/2027 (a)	500,000	483,000
Series 2022-1A, Class D, 5.79%, 9/15/2027 (a)	397,000	388,531
CIFC Funding Ltd. (Cayman Islands) Series 2012-2RA, Class A1, 6.05%, 1/20/2028 (a) (g)	91,904	91,286
Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029 (a)	400,000	368,460
CPS Auto Receivables Trust
Series 2019-B, Class E, 5.00%, 3/17/2025 (a)	393,280	390,464
Series 2019-A, Class E, 5.81%, 3/16/2026 (a)	455,105	454,505
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	200,000	185,474
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	750,000	744,997
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	240,000	240,698
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	250,000	230,573
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	467,000	454,909
Crossroads Asset Trust Series 2021-A, Class C, 1.44%, 1/20/2026 (a)	125,000	121,428
Dext ABS LLC Series 2021-1, Class A, 1.12%, 2/15/2028 (a)	149,528	143,372
DT Auto Owner Trust
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	250,000	233,931
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	250,000	226,940
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	307,000	306,070
Exeter Automobile Receivables Trust
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	83,770	82,784
Series 2020-1A, Class E, 3.74%, 1/15/2027 (a)	635,000	614,407
Series 2021-2A, Class D, 1.40%, 4/15/2027	210,000	194,621
Series 2021-4A, Class D, 1.96%, 1/17/2028	480,000	444,085
Series 2022-2A, Class D, 4.56%, 7/17/2028	800,000	766,222
Series 2022-5A, Class D, 7.40%, 2/15/2029	500,000	505,527
Series 2022-6A, Class D, 8.03%, 4/6/2029	500,000	522,097
FCI Funding LLC Series 2021-1A, Class A, 1.13%, 4/15/2033 ‡ (a)	34,555	33,015
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	173,347	165,061
Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	57,921	55,612
FirstKey Homes Trust
Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	500,000	437,634
Series 2022-SFR2, Class D, 4.50%, 7/17/2039 (a)	615,000	561,190
Flagship Credit Auto Trust
Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	225,000	205,809
Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	143,000	131,429
Series 2022-1, Class D, 3.64%, 3/15/2028 (a)	536,000	498,028
Series 2022-3, Class C, 4.99%, 7/17/2028 (a)	858,000	840,135
Series 2022-3, Class D, 6.00%, 7/17/2028 (a)	600,000	592,783
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	85,886	76,131
FREED ABS Trust Series 2022-3FP, Class A, 4.50%, 8/20/2029 (a)	42,869	42,826
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	238,000	204,012

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Galaxy CLO Ltd. (Cayman Islands) Series 2015-19A, Class A1RR, 6.22%, 7/24/2030 (a) (g)	241,221	238,282
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class C, 3.06%, 8/15/2025 (a)	104,303	102,963
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	200,000	182,463
Series 2020-4A, Class E, 3.51%, 10/15/2027 (a)	1,000,000	941,461
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	90,281	83,065
Home Partners of America Trust Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	463,804	384,866
LCM LP (Cayman Islands) Series 14A, Class AR, 6.29%, 7/20/2031 (a) (g)	400,000	393,024
LCM Ltd. (Cayman Islands) Series 26A, Class A1, 6.32%, 1/20/2031 (a) (g)	234,732	232,108
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	89,989	86,056
Lendingpoint Asset Securitization Trust
Series 2021-A, Class B, 1.46%, 12/15/2028 (a)	10,666	10,641
Series 2022-A, Class C, 2.82%, 6/15/2029 (a)	300,000	286,610
LendingPoint Asset Securitization Trust Series 2020-REV1, Class B, 4.49%, 10/15/2028 (a)	300,000	294,386
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	100,097	95,879
Lendmark Funding Trust Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	600,000	522,131
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (a)	63,916	62,030
LMREC LLC Series 2021-CRE4, Class A, 6.18%, 4/22/2037 (a) (g)	45,077	44,225
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 ‡ (a)	441,047	442,788
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	192,000	170,244
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	408,000	407,560
Mission Lane Credit Card Master Trust Series 2021-A, Class A, 1.59%, 9/15/2026 (a)	355,000	353,209
MVW LLC
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	109,805	99,643
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (a)	47,127	42,739
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 6.22%, 7/20/2031 (a) (g)	354,000	349,383
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	520,000	444,152
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 (a)	178,000	172,947
NRZ Excess Spread-Collateralized Notes Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	103,848	93,681
Octane Receivables Trust Series 2023-1A, Class D, 7.76%, 3/20/2030 (a)	500,000	504,134
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	150,117	143,096
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	10,550	10,505
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	136,012	129,714
Series 2021-3, Class A, 1.15%, 5/15/2029 (a)	40,146	39,663
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2020-1A, Class A1, 6.18%, 2/20/2028 (a) (g)	28,079	27,911
Series 2021-2A, Class A1, 6.18%, 5/20/2029 (a) (g)	114,255	113,048
PFP Ltd. (Cayman Islands) Series 2021-7, Class C, 6.76%, 4/14/2038 (a) (g)	166,492	153,441
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a) (e)	1,175,100	1,083,645
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (e)	222,062	207,090
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (g)	411,007	379,388
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a) (e)	183,610	169,882
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (e)	134,374	127,454
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (a) (e)	894,302	836,689
Progress Residential Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	200,000	173,380

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	350,000	298,348
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	562,000	511,123
Santander Drive Auto Receivables Trust Series 2021-3, Class D, 1.33%, 9/15/2027	300,000	279,963
Skopos Auto Receivables Trust Series 2019-1A, Class D, 5.24%, 4/15/2025 (a)	208,724	208,371
Sound Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class AR, 6.33%, 1/20/2032 (a) (g)	400,000	394,788
Stratus CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 6.05%, 12/29/2029 (a) (g)	401,331	396,056
Symphony CLO Ltd. (Cayman Islands) Series 2016-18A, Class A1RR, 6.37%, 7/23/2033 (a) (g)	250,000	245,196
Tricon Residential Trust Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 (a)	240,000	213,380
Upstart Pass-Through Trust
Series 2021-ST4, Class A, 2.00%, 7/20/2027 (a)	81,170	76,969
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	92,519	87,927
Series 2021-ST8, Class A, 1.75%, 10/20/2029 (a)	121,413	114,733
Series 2021-ST9, Class A, 1.70%, 11/20/2029 ‡ (a)	99,787	95,825
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	197,526	188,475
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	299,402	285,558
Upstart Securitization Trust
Series 2021-2, Class B, 1.75%, 6/20/2031 (a)	275,000	267,398
Series 2021-3, Class A, 0.83%, 7/20/2031 (a)	31,149	30,767
Series 2021-4, Class B, 1.84%, 9/20/2031 (a)	231,000	216,419
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	225,000	210,415
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	421,707	416,197
US Auto Funding Series 2021-1A, Class B, 1.49%, 3/17/2025 (a)	74,892	73,950
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 (a)	574,000	545,518
VCAT LLC
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (a) (e)	125,274	118,660
Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (e)	141,245	131,554
Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 (a) (e)	190,749	176,349
Venture CLO Ltd. (Cayman Islands) Series 2018-32A, Class A2A, 6.33%, 7/18/2031 (a) (g)	150,000	148,443
Veros Auto Receivables Trust
Series 2022-1, Class A, 3.47%, 12/15/2025 (a)	179,286	176,779
Series 2021-1, Class A, 0.92%, 10/15/2026 (a)	15,234	15,128
VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051 (a) (e)	241,840	207,096
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (e)	389,082	358,623
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (e)	131,929	120,650
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (e)	101,598	95,876
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (e)	132,524	121,875
Westlake Automobile Receivables Trust
Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	100,000	99,436
Series 2021-1A, Class D, 1.23%, 4/15/2026 (a)	250,000	236,646
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	450,000	416,130
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	500,000	502,006
Total Asset-Backed Securities (Cost $37,593,557)		36,077,398
U.S. Treasury Obligations — 17.4%
U.S. Treasury Notes
4.63%, 2/28/2025	32,500	32,519
3.88%, 3/31/2025	125,000	123,555
2.88%, 6/15/2025	1,820,000	1,766,182

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
3.00%, 7/15/2025	2,847,800	2,769,708
3.13%, 8/15/2025	195,000	190,140
3.50%, 9/15/2025	2,057,700	2,023,298
4.25%, 10/15/2025	4,970,000	4,969,223
4.50%, 11/15/2025	5,285,000	5,319,063
4.00%, 12/15/2025	5,885,000	5,861,322
3.88%, 1/15/2026	475,000	471,679
4.00%, 2/15/2026	1,105,000	1,101,374
0.50%, 2/28/2026	15,000	13,607
4.63%, 3/15/2026	5,136,100	5,209,129
3.75%, 4/15/2026	4,420,000	4,381,325
0.75%, 5/31/2026	80,000	72,625
0.75%, 8/31/2026	80,000	72,128
0.88%, 9/30/2026	65,000	58,777
4.00%, 2/29/2028	172,700	174,218
3.63%, 3/31/2028	125,000	124,043
2.38%, 3/31/2029	225,000	208,626
Total U.S. Treasury Obligations (Cost $35,146,424)		34,942,541
Mortgage-Backed Securities — 11.6%
FHLMC Pool # 841368 ARM, 3.11%, 9/1/2047 (g)	2,020,801	2,020,566
FHLMC Gold Pools, 30 Year Pool # G08878, 4.50%, 5/1/2049	259,138	255,440
FHLMC UMBS, 10 Year Pool # RD5034, 2.00%, 9/1/2030	448,167	412,926
FHLMC UMBS, 15 Year
Pool # ZS6689, 2.50%, 4/1/2028	164,580	157,204
Pool # SB0725, 4.00%, 8/1/2037	982,638	957,137
Pool # SB8184, 4.00%, 10/1/2037	753,805	732,540
Pool # SB8189, 4.00%, 11/1/2037	910,706	885,013
Pool # SB8222, 4.50%, 4/1/2038	1,454,969	1,433,910
FHLMC UMBS, 30 Year
Pool # ZT1703, 4.00%, 1/1/2049	854,725	820,697
Pool # SD8231, 4.50%, 7/1/2052	850,374	823,687
FNMA Pool # BM4562 ARM, 4.71%, 5/1/2047 (g)	1,249,329	1,271,222
FNMA UMBS, 15 Year
Pool # FM1156, 2.50%, 4/1/2033	798,666	746,953
Pool # MA4361, 2.50%, 6/1/2036	363,926	335,554
Pool # FS1563, 2.50%, 7/1/2036	515,234	475,083
Pool # FS1329, 2.00%, 2/1/2037	939,366	842,323
Pool # MA4640, 3.50%, 6/1/2037	696,990	668,178
Pool # MA4944, 4.50%, 3/1/2038	2,845,890	2,804,910
FNMA UMBS, 20 Year
Pool # FM3075, 3.50%, 11/1/2039	1,017,208	980,958
Pool # CA8310, 2.50%, 12/1/2040	253,449	224,950
FNMA UMBS, 30 Year
Pool # FM2972, 4.00%, 12/1/2044	886,421	857,178
Pool # FS2237, 4.00%, 10/1/2046	2,075,082	2,006,719
Pool # BM1285, 4.50%, 5/1/2047	140,224	138,588
Pool # FS1847, 4.00%, 1/1/2049	261,265	250,871
Pool # FS1891, 4.00%, 1/1/2050	869,295	831,215

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FS0085, 4.00%, 11/1/2050	939,009	901,670
Pool # MA4733, 4.50%, 9/1/2052	861,155	834,107
GNMA II, 30 Year Pool # MA8201, 4.50%, 8/20/2052	728,528	708,116
Total Mortgage-Backed Securities (Cost $24,004,896)		23,377,715
Commercial Mortgage-Backed Securities — 6.0%
Beast Mortgage Trust Series 2021-1818, Class B, 6.56%, 3/15/2036 (a) (g)	179,000	150,370
BX Commercial Mortgage Trust Series 2021-VOLT, Class D, 6.76%, 9/15/2036 (a) (g)	275,000	260,783
BX Trust
Series 2021-RISE, Class D, 6.86%, 11/15/2036 (a) (g)	360,000	344,052
Series 2022-LBA6, Class D, 7.06%, 1/15/2039 (a) (g)	525,000	499,451
Series 2022-FOX2, Class A2, 5.81%, 4/15/2039 (a) (g)	449,387	430,001
Citigroup Commercial Mortgage Trust
Series 2021-PRM2, Class F, 8.86%, 10/15/2038 (a) (g)	275,000	260,220
Series 2014-GC23, Class C, 4.43%, 7/10/2047 (g)	200,000	181,020
Series 2015-GC27, Class B, 3.77%, 2/10/2048	200,000	185,091
Series 2015-GC27, Class C, 4.42%, 2/10/2048 (g)	440,000	399,408
Series 2015-GC29, Class C, 4.14%, 4/10/2048 (g)	400,000	362,146
Series 2015-GC31, Class C, 4.04%, 6/10/2048 (g)	250,000	208,599
Commercial Mortgage Trust
Series 2019-WCM, Class G, 7.81%, 10/15/2034 (a) (g)	385,000	378,496
Series 2013-CR10, Class AM, 4.52%, 8/10/2046 (a) (g)	173,829	173,113
Series 2014-UBS5, Class C, 4.61%, 9/10/2047 (g)	500,000	431,767
Series 2014-CR20, Class C, 4.45%, 11/10/2047 (g)	100,000	86,925
Series 2015-CR26, Class B, 4.47%, 10/10/2048 (g)	200,000	185,403
Series 2015-PC1, Class B, 4.29%, 7/10/2050 (g)	200,000	182,353
CSAIL Commercial Mortgage Trust Series 2015-C4, Class E, 3.56%, 11/15/2048 (g)	325,000	241,576
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.42%, 8/25/2027 (g)	3,557,306	54,620
Series K111, Class X3, IO, 3.18%, 4/25/2048 (g)	405,000	68,769
Series K110, Class X3, IO, 3.40%, 6/25/2048 (g)	380,000	67,787
Series K115, Class X3, IO, 2.96%, 9/25/2048 (g)	430,000	68,243
Series K125, Class X3, IO, 2.65%, 2/25/2049 (g)	460,000	68,274
FREMF Mortgage Trust
Series 2018-K732, Class C, 4.05%, 5/25/2025 (a) (g)	200,000	191,575
Series 2014-K41, Class C, 3.83%, 11/25/2047 (a) (g)	100,000	96,464
Series 2016-K57, Class C, 3.92%, 8/25/2049 (a) (g)	185,000	175,204
Series 2016-K58, Class C, 3.74%, 9/25/2049 (a) (g)	110,000	103,304
GS Mortgage Securities Trust
Series 2016-GS2, Class B, 3.76%, 5/10/2049 (g)	100,000	89,435
Series 2016-GS3, Class C, 3.99%, 10/10/2049 (g)	165,000	134,905
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (g)	250,000	153,432
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	150,000	138,734
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class C, 4.62%, 8/15/2048 (g)	150,000	130,931
Series 2016-C1, Class D1, 4.20%, 3/17/2049 (a) (g)	400,000	324,199
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.50%, 3/15/2050 (a) (g)	275,000	185,088
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.01%, 12/15/2046 (a) (g)	200,000	185,282
KKR Industrial Portfolio Trust Series 2021-KDIP, Class D, 6.42%, 12/15/2037 (a) (g)	131,250	125,976

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Life Mortgage Trust Series 2021-BMR, Class C, 6.27%, 3/15/2038 (a) (g)	191,679	184,221
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 6.77%, 4/15/2038 (a) (g)	250,000	241,203
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D, 5.06%, 2/15/2047 (a) (g)	175,023	167,091
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	220,000	169,281
Series 2015-C25, Class B, 4.52%, 10/15/2048 (g)	500,000	462,089
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	225,000	190,306
SMRT Series 2022-MINI, Class E, 7.76%, 1/15/2039 (a) (g)	350,000	327,186
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 6.76%, 11/15/2036 (a) (g)	400,000	383,034
Velocity Commercial Capital Loan Trust Series 2021-2, Class A, 1.52%, 8/25/2051 (a) (g)	134,053	112,031
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class B, 4.22%, 12/15/2048 (g)	500,000	453,305
Series 2015-LC22, Class D, 4.55%, 9/15/2058 (g)	205,000	164,590
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class C, 3.92%, 3/15/2045 (g)	117,000	94,182
Series 2014-C25, Class B, 4.24%, 11/15/2047 (g)	160,000	151,048
Series 2014-C22, Class C, 3.76%, 9/15/2057 (g)	725,000	634,983
Series 2014-C22, Class AS, 4.07%, 9/15/2057 (g)	1,000,000	940,276
Total Commercial Mortgage-Backed Securities (Cost $13,339,267)		11,997,822
Collateralized Mortgage Obligations — 4.4%
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M2, 6.87%, 12/25/2041 (a) (g)	521,000	507,144
Series 2022-R02, Class 2M2, 7.97%, 1/25/2042 (a) (g)	225,000	221,643
FHLMC STACR REMIC Trust
Series 2020-DNA1, Class M2, 6.84%, 1/25/2050 (a) (g)	58,606	58,314
Series 2020-HQA3, Class B1, 10.89%, 7/25/2050 (a) (g)	186,436	199,888
FHLMC Structured Agency Credit Risk Debt Notes Series 2021-DNA2, Class M2, 7.27%, 8/25/2033 (a) (g)	98,637	98,383
FHLMC, REMIC
Series 2673, Class PE, 5.50%, 9/15/2033	95,748	97,599
Series 4754, Class VG, 4.00%, 12/15/2036	625,000	609,170
Series 3878, Class PL, 4.50%, 11/15/2040	396,558	393,904
Series 4376, Class A, 4.00%, 7/15/2041	1,327,283	1,300,977
Series 4718, Class DA, 3.00%, 2/15/2047	258,947	240,002
Series 5021, Class MI, IO, 3.00%, 10/25/2050	451,083	71,435
FNMA, REMIC
Series 2012-136, Class DL, 3.50%, 12/25/2042	234,525	224,883
Series 2022-42, Class EA, 3.75%, 6/25/2052	2,361,862	2,259,084
Series 2022-43, Class P, 4.00%, 7/25/2052	534,160	514,103
GNMA Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	235,597	31,090
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 1.75%, 7/25/2061 (a) (e)	115,090	106,322
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 2/25/2026 (a) (g)	128,356	125,914
NYMT Loan Trust Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (a) (e)	260,619	238,978
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (g)	104,142	98,596
Series 2021-5, Class A1, 1.79%, 6/25/2026 (a) (e)	777,231	714,246
Series 2021-6, Class A1, 1.79%, 7/25/2026 (a) (e)	243,570	223,464
Series 2021-7, Class A1, 1.87%, 8/25/2026 (a) (e)	213,050	196,321
Series 2021-11, Class A1, 2.49%, 11/25/2026 (a) (e)	218,467	206,585

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Verus Securitization Trust Series 2021-2, Class M1, 2.19%, 2/25/2066 (a) (g)	144,000	100,111
Total Collateralized Mortgage Obligations (Cost $9,231,677)		8,838,156
Foreign Government Securities — 0.8%
Arab Republic of Egypt 6.20%, 3/1/2024 (d)	200,000	186,537
Dominican Republic Government Bond, 6.00%, 7/19/2028 (d)	300,000	288,900
Federal Republic of Nigeria
6.50%, 11/28/2027 (d)	200,000	168,788
8.38%, 3/24/2029 (a)	200,000	172,850
Islamic Republic of Pakistan 6.00%, 4/8/2026 (a)	200,000	75,038
Republic of Angola 8.25%, 5/9/2028 (d)	200,000	177,725
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (d)	200,000	191,100
5.75%, 12/31/2032 (d) (e)	59,694	54,930
Republic of Iraq 5.80%, 1/15/2028 (d)	156,250	144,414
Turkiye Ihracat Kredi Bankasi A/S 9.38%, 1/31/2026 (a)	200,000	191,662
Total Foreign Government Securities (Cost $1,945,310)		1,651,944
Municipal Bonds — 0.1% (h)
California — 0.1%
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $116,991)	2,135,205	111,617
	SHARES
Short-Term Investments — 3.0%
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 5.21% (i) (j) (Cost $4,263,163)	4,261,970	4,262,822
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (i) (j) (Cost $1,211,790)	1,211,790	1,211,790
	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Bills, 5.02%, 8/24/2023 (k) (l) (Cost $657,396)	665,000	657,002
Total Short-Term Investments (Cost $6,132,349)		6,131,614
Total Investments — 99.8% (Cost $209,171,019)		200,725,096
Other Assets Less Liabilities — 0.2%		364,416
NET ASSETS — 100.0%		201,089,512

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2023.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at May 31, 2023. The total value of securities on loan at May 31, 2023 is $1,170,179.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2023.

(f)	Defaulted security.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2023.
(k)	The rate shown is the effective yield as of May 31, 2023.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
Futures contracts outstanding as of May 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	101	09/29/2023	USD	20,786,273	(11,658)
U.S. Treasury 5 Year Note	245	09/29/2023	USD	26,718,399	1,955
					(9,703)
Short Contracts
U.S. Treasury 10 Year Note	(68)	09/20/2023	USD	(7,782,813)	(24,041)
U.S. Treasury 10 Year Ultra Note	(26)	09/20/2023	USD	(3,132,594)	(16,304)
U.S. Treasury Long Bond	(5)	09/20/2023	USD	(642,344)	(8,425)
					(48,770)
					(58,473)

Abbreviations
USD	United States Dollar

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of May 31, 2023:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	379,643	EUR	344,962	Morgan Stanley	6/5/2023	10,852
Total unrealized appreciation						10,852
EUR	345,000	USD	379,797	BNP Paribas	6/5/2023	(10,965)
Total unrealized depreciation						(10,965)
Net unrealized depreciation						(113)

Abbreviations
EUR	Euro
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.73	USD1,470,000	(9,351)	(21,233)	(30,584)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.73	USD1,530,000	(5,783)	(26,049)	(31,832)
						(15,134)	(47,282)	(62,416)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$34,388,010	$1,689,388	$36,077,398
Collateralized Mortgage Obligations	—	8,838,156	—	8,838,156
Commercial Mortgage-Backed Securities	—	11,997,822	—	11,997,822
Corporate Bonds	—	77,596,289	—	77,596,289
Foreign Government Securities	—	1,651,944	—	1,651,944
Mortgage-Backed Securities	—	23,377,715	—	23,377,715
Municipal Bonds	—	111,617	—	111,617
U.S. Treasury Obligations	—	34,942,541	—	34,942,541
Short-Term Investments
Investment Companies	4,262,822	—	—	4,262,822
Investment of Cash Collateral from Securities Loaned	1,211,790	—	—	1,211,790
U.S. Treasury Obligations	—	657,002	—	657,002
Total Short-Term Investments	5,474,612	657,002	—	6,131,614
Total Investments in Securities	$5,474,612	$193,561,096	$1,689,388	$200,725,096
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$10,852	$—	$10,852
Futures Contracts	1,955	—	—	1,955
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(10,965)	—	(10,965)
Futures Contracts	(60,428)	—	—	(60,428)
Swaps	—	(47,282)	—	(47,282)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(58,473)	$(47,395)	$—	$(105,868)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2023
Investments in Securities:
Asset-Backed Securities	$1,755,429	$—	$18,226	$749	$499,999	$(148,965)	$116,625	$(552,675)	$1,689,388

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2023, which were valued using significant unobservable inputs (level 3) amounted to $18,226.
There were no significant transfers into or out of level 3 for the period ended May 31, 2023.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$931,683	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (6.63%)
			Yield (Discount Rate of Cash Flows)	5.77% - 9.15% (6.18%)

Asset-Backed Securities	931,683
Total	$931,683

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2023, the value of these investments was $757,705. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.21% (a) (b)	$—	$22,345,016	$18,080,140	$(1,713)	$(341)	$4,262,822	4,261,970	$61,589	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (a) (b)	805,328	4,540,342	4,133,880	—	—	1,211,790	1,211,790	14,917	—
Total	$805,328	$26,885,358	$22,214,020	$(1,713)	$(341)	$5,474,612		$76,506	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.